Acquisition Pro Forma Information (Details) - CDW UK - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 01, 2015
Business Acquisition [Line Items]
Net sales	$ 13,507.6	$ 12,933.1
Net income	$ 363.7	$ 243.1
Non-controlling interest held			35.00%